Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Transactions with non-controlling interests
28.	Transactions with non-controlling interests

The merger of ChipMOS Taiwan and ThaiLin was approved by the respective shareholders at the special shareholders’ meetings held on December 30, 2014 and was completed on June 17, 2015 and ChipMOS Taiwan is the surviving entity. ThaiLin’s shareholders were offered a combination of NT$12.5 in cash and 0.311 of one ChipMOS Taiwan ordinary share in exchange for each ThaiLin ordinary share held. ChipMOS Taiwan issued 35,932 thousand shares and paid NT$1,444,224 thousand in cash to exchange for 52.46% of ThaiLin’s shares. The transaction was treated as an equity transaction. The difference between the amount by which the non-controlling interest is adjusted and the fair value of the consideration paid was recognized in equity attributed to the Company. Before the merger, ChipMOS Taiwan held 47.54% of the outstanding shares of ThaiLin, ThaiLin held 100% of the outstanding shares of ChipMOS BVI and ChipMOS BVI held 100% of the outstanding shares of ChipMOS Shanghai. After the merger, ChipMOS BVI and its wholly-owned subsidiary, ChipMOS Shanghai, became wholly-owned subsidiaries of ChipMOS Taiwan.

The effect on the equity attributed to the Company during the period is summarized as follows:

2015
NT$000
Carrying amount of non-controlling interests acquired	2,637,316
Consideration paid to non-controlling interests	(2,921,041)
Other component of equity	(17,964)
Capital surplus	26,189

Retained earnings	(275,500)